13. Income Taxes: Schedule of Unrecognized Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Details
Unrecognized deferred tax assets - Non-capital losses	$ 2,244,000	$ 2,197,767
Unrecognized deferred tax assets - Capital losses	370,000	384,802
Unrecognized deferred tax assets - Resource properties	384,000	399,721
Unrecognized deferred tax assets - Capital assets	147,000	143,204
Unrecognized deferred tax assets - Share issue costs and other	0	10,212
Unrecognized deferred tax assets - Total unrecognized deferred tax assets	$ 3,145,000	$ 3,135,706